Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin International Equity Fund
Class Name	Class A
Trading Symbol	LMEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$135	1.24%
[1]
Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin International Equity Fund returned 18.06%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 14.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in continental Europe, the U.K., Australia, New Zealand and Canada.
↑	Selection was especially strong in U.K. industrials and in European materials.
↑	The largest security level contributor was an overweight to Kinross Gold Corporation, which is not in the benchmark, as its shares outperformed during the period.

Top detractors from performance:
↓	Stock selection in Japan was the leading detractor from performance, with the industrials sector notably weak.
↓	Stock selection in the European consumer discretionary sector was also a major detractor.
↓	Region and sector allocation decisions detracted, especially an underweight to developed Asia ex Japan which was an outperforming region in the benchmark.
↓	Of securities held, underweighting Mitsubishi UFJ Financial Group, Inc. was the leading detractor at the security level.
Use of derivatives and the impact on performance:
The Fund utilized futures to manage cash flows which modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	18.06	12.58	7.69
Class A (with sales charge)	11.59	11.26	7.06
MSCI All Country World ex-U.S. Index-NR	16.45	10.26	8.23
MSCI EAFE Index-NR	14.99	11.15	8.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 300,736,861
Holdings Count | $ / shares	175
Advisory Fees Paid, Amount	$ 1,876,560
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$300,736,861
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	175
Total Management Fee Paid	$1,876,560
Portfolio Turnover Rate	44%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Chandra Seethamraju, PhD, stepped down as a member of the portfolio management team for the Fund and Brett Risser was added to the team.
This is a summary of a planned change to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin International Equity Fund
Class Name	Class C
Trading Symbol	LMGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$223	2.05%
[3]
Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Franklin International Equity Fund returned 17.13%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 14.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in continental Europe, the U.K., Australia, New Zealand and Canada.
↑	Selection was especially strong in U.K. industrials and in European materials.
↑	The largest security level contributor was an overweight to Kinross Gold Corporation, which is not in the benchmark, as its shares outperformed during the period.

Top detractors from performance:
↓	Stock selection in Japan was the leading detractor from performance, with the industrials sector notably weak.
↓	Stock selection in the European consumer discretionary sector was also a major detractor.
↓	Region and sector allocation decisions detracted, especially an underweight to developed Asia ex Japan which was an outperforming region in the benchmark.
↓	Of securities held, underweighting Mitsubishi UFJ Financial Group, Inc. was the leading detractor at the security level.
Use of derivatives and the impact on performance:
The Fund utilized futures to manage cash flows which modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	17.13	11.66	6.86
Class C (with sales charge)	16.13	11.66	6.86
MSCI All Country World ex-U.S. Index-NR	16.45	10.26	8.23
MSCI EAFE Index-NR	14.99	11.15	8.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 300,736,861
Holdings Count | $ / shares	175
Advisory Fees Paid, Amount	$ 1,876,560
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$300,736,861
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	175
Total Management Fee Paid	$1,876,560
Portfolio Turnover Rate	44%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Chandra Seethamraju, PhD, stepped down as a member of the portfolio management team for the Fund and Brett Risser was added to the team.
This is a summary of a planned change to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	Franklin International Equity Fund
Class Name	Class FI
Trading Symbol	LGFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$137	1.26%
[5]
Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class FI shares of Franklin International Equity Fund returned 18.02%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 14.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in continental Europe, the U.K., Australia, New Zealand and Canada.
↑	Selection was especially strong in U.K. industrials and in European materials.
↑	The largest security level contributor was an overweight to Kinross Gold Corporation, which is not in the benchmark, as its shares outperformed during the period.

Top detractors from performance:
↓	Stock selection in Japan was the leading detractor from performance, with the industrials sector notably weak.
↓	Stock selection in the European consumer discretionary sector was also a major detractor.
↓	Region and sector allocation decisions detracted, especially an underweight to developed Asia ex Japan which was an outperforming region in the benchmark.
↓	Of securities held, underweighting Mitsubishi UFJ Financial Group, Inc. was the leading detractor at the security level.
Use of derivatives and the impact on performance:
The Fund utilized futures to manage cash flows which modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class FI	18.02	12.54	7.66
MSCI All Country World ex-U.S. Index-NR	16.45	10.26	8.23
MSCI EAFE Index-NR	14.99	11.15	8.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 300,736,861
Holdings Count | $ / shares	175
Advisory Fees Paid, Amount	$ 1,876,560
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$300,736,861
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	175
Total Management Fee Paid	$1,876,560
Portfolio Turnover Rate	44%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Chandra Seethamraju, PhD, stepped down as a member of the portfolio management team for the Fund and Brett Risser was added to the team.
This is a summary of a planned change to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin International Equity Fund
Class Name	Class R
Trading Symbol	LMIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$167	1.53%
[7]
Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Franklin International Equity Fund returned 17.73%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 14.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in continental Europe, the U.K., Australia, New Zealand and Canada.
↑	Selection was especially strong in U.K. industrials and in European materials.
↑	The largest security level contributor was an overweight to Kinross Gold Corporation, which is not in the benchmark, as its shares outperformed during the period.

Top detractors from performance:
↓	Stock selection in Japan was the leading detractor from performance, with the industrials sector notably weak.
↓	Stock selection in the European consumer discretionary sector was also a major detractor.
↓	Region and sector allocation decisions detracted, especially an underweight to developed Asia ex Japan which was an outperforming region in the benchmark.
↓	Of securities held, underweighting Mitsubishi UFJ Financial Group, Inc. was the leading detractor at the security level.
Use of derivatives and the impact on performance:
The Fund utilized futures to manage cash flows which modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	17.73	12.23	7.38
MSCI All Country World ex-U.S. Index-NR	16.45	10.26	8.23
MSCI EAFE Index-NR	14.99	11.15	8.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 300,736,861
Holdings Count | $ / shares	175
Advisory Fees Paid, Amount	$ 1,876,560
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$300,736,861
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	175
Total Management Fee Paid	$1,876,560
Portfolio Turnover Rate	44%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Chandra Seethamraju, PhD, stepped down as a member of the portfolio management team for the Fund and Brett Risser was added to the team.
This is a summary of a planned change to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin International Equity Fund
Class Name	Class I
Trading Symbol	LGIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$104	0.95%
[9]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class I shares of Franklin International Equity Fund returned 18.41%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 14.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in continental Europe, the U.K., Australia, New Zealand and Canada.
↑	Selection was especially strong in U.K. industrials and in European materials.
↑	The largest security level contributor was an overweight to Kinross Gold Corporation, which is not in the benchmark, as its shares outperformed during the period.

Top detractors from performance:
↓	Stock selection in Japan was the leading detractor from performance, with the industrials sector notably weak.
↓	Stock selection in the European consumer discretionary sector was also a major detractor.
↓	Region and sector allocation decisions detracted, especially an underweight to developed Asia ex Japan which was an outperforming region in the benchmark.
↓	Of securities held, underweighting Mitsubishi UFJ Financial Group, Inc. was the leading detractor at the security level.
Use of derivatives and the impact on performance:
The Fund utilized futures to manage cash flows which modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class I	18.41	12.90	8.02
MSCI All Country World ex-U.S. Index-NR	16.45	10.26	8.23
MSCI EAFE Index-NR	14.99	11.15	8.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 300,736,861
Holdings Count | $ / shares	175
Advisory Fees Paid, Amount	$ 1,876,560
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$300,736,861
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	175
Total Management Fee Paid	$1,876,560
Portfolio Turnover Rate	44%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Chandra Seethamraju, PhD, stepped down as a member of the portfolio management team for the Fund and Brett Risser was added to the team.
This is a summary of a planned change to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Franklin International Equity Fund
Class Name	Class IS
Trading Symbol	LIESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$93	0.85%
[11]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class IS shares of Franklin International Equity Fund returned 18.54%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 14.99% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in continental Europe, the U.K., Australia, New Zealand and Canada.
↑	Selection was especially strong in U.K. industrials and in European materials.
↑	The largest security level contributor was an overweight to Kinross Gold Corporation, which is not in the benchmark, as its shares outperformed during the period.

Top detractors from performance:
↓	Stock selection in Japan was the leading detractor from performance, with the industrials sector notably weak.
↓	Stock selection in the European consumer discretionary sector was also a major detractor.
↓	Region and sector allocation decisions detracted, especially an underweight to developed Asia ex Japan which was an outperforming region in the benchmark.
↓	Of securities held, underweighting Mitsubishi UFJ Financial Group, Inc. was the leading detractor at the security level.
Use of derivatives and the impact on performance:
The Fund utilized futures to manage cash flows which modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class IS	18.54	13.00	8.12
MSCI All Country World ex-U.S. Index-NR	16.45	10.26	8.23
MSCI EAFE Index-NR	14.99	11.15	8.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 300,736,861
Holdings Count | $ / shares	175
Advisory Fees Paid, Amount	$ 1,876,560
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$300,736,861
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	175
Total Management Fee Paid	$1,876,560
Portfolio Turnover Rate	44%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Chandra Seethamraju, PhD, stepped down as a member of the portfolio management team for the Fund and Brett Risser was added to the team.
This is a summary of a planned change to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.